7. Other income and expenses (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	$ 3,600,707	$ 3,507,676	$ 2,397,964
Interest earned
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	29,483	79,534	366,630
Net income on financial assets at fair value through profit or loss
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	1,261,304	785,696	171,545
Foreign exchange differences
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	2,309,920	2,048,075	103,034
Net income on disposal of financial assets through other comprehensive income
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance income	$ 0	$ 594,371	$ 1,756,755